Assets Held for Sale	9 Months Ended
Sep. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale

3. ASSETS HELD FOR SALE

In August 2019, the Board of Directors approved the sale of the South Africa Hooters locations to the local management group. The assets and liabilities of those operations were reclassified to Assets held for sale and Liabilities held for sale as of September 30, 2019. On October 31, 2019, the Company closed on the sale of three of its South Africa Hooters locations and anticipates closing on the remaining two by the end of November 2019.

The carrying amount of major class of assets and liabilities included as held for sale at September 30, 2019 are as follows:

September 30, 2019
Cash	$21,193
Accounts receivable	52,826
Inventory	90,522
Property, plant and equipment	384,192
Operating lease assets	956,605
Goodwill and intangible assets	342,668
Other assets	53,370
Total assets held for sale, net	1,901,376

Accounts payable and accrued liabilities	380,017
Operating lease liabilities	1,009,422
Debt	255,814
Total liabilities held for sale, net	1,645,253

Net Assets	$256,123